Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Long term debt	$ 520,000	$ 230,000
2007 Credit Facility [Member]
Outstanding credit facility		180,000
Market adjustable interest rate (per annum)		1.10%
2008 Credit Facility [Member]
Outstanding credit facility		50,000
Market adjustable interest rate (per annum)		1.80%
2011 Credit Facility [Member]
Outstanding credit facility	$ 520,000
Market adjustable interest rate (per annum)	3.10%